John Hancock U.S. High Dividend ETF Average Annual Total Returns		12 Months Ended	39 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	22.99%
MSCI USA High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	12.00%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent		14.62%	18.52%
Performance Inception Date	Sep. 27, 2022
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.94%	17.72%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.09%	14.53%